CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Feb. 29, 2024	Feb. 28, 2023
Accounts payable	$ 127,321	$ 59,991
Deferred revenue-current	400,286	234,889
Amounts due to related parties-current (including amounts due to related parties-current of the consolidated VIEs without recourse to TAL Education Group of $98 and $95 as of February 28, 2023 and February 29,2024, respectively)	96	100
Accrued expenses and other current liabilities	491,911	446,711
Operating lease liability, current portion	62,604	42,174
Deferred revenue-non-current	27,993	2,465
Deferred tax liabilities	2,360	1,563
Operating lease liability, non-current portion	176,614	115,548
Fair Value, Measurements, Recurring
Available-for-sale investments	151,263	106,387
VIE's
Accounts payable	89,375	53,194
Deferred revenue-current	350,887	213,239
Amounts due to related parties-current (including amounts due to related parties-current of the consolidated VIEs without recourse to TAL Education Group of $98 and $95 as of February 28, 2023 and February 29,2024, respectively)	540,620	449,854
Accrued expenses and other current liabilities	394,250	360,500
Operating lease liability, current portion	56,900	36,062
Deferred revenue-non-current	18,862	887
Deferred tax liabilities	2,302	1,500
Operating lease liability, non-current portion	166,985	110,420
Related Party [Member] | VIE's
Amounts due to related parties-current (including amounts due to related parties-current of the consolidated VIEs without recourse to TAL Education Group of $98 and $95 as of February 28, 2023 and February 29,2024, respectively)	$ 95	$ 98
Class A common shares
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001
Common shares, shares authorized (in shares)	500,000,000	500,000,000
Common shares, shares issued (in shares)	152,253,821	169,122,124
Common shares, shares outstanding (in shares)	152,253,821	163,162,785
Class B common shares
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001
Common shares, shares authorized (in shares)	500,000,000	500,000,000
Common shares, shares issued (in shares)	49,153,604	49,153,604
Common shares, shares outstanding (in shares)	49,153,604	49,153,604